Average Annual Total Returns - FidelityGrowthCompanyK6Fund-PRO - FidelityGrowthCompanyK6Fund-PRO - Fidelity Growth Company K6 Fund	Jan. 29, 2024
Fidelity Growth Company K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	46.02%
Since Inception	20.45%	[1]
RS007
Average Annual Return:
Past 1 year	41.21%
Since Inception	16.25%	[1]

[1]	AFrom June 13, 2019.